Series B,C And D Notes, Net Of Current Maturities	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Series B,C And D Notes, Net Of Current Maturities	SERIES B, C AND D NOTES, NET OF CURRENT MATURITIES

December 31, 2021
Series B, C and D Notes	$604,303
Less – Current maturities	(72,269)
Premium (discount) on Series B, C and D Notes, net	(3,710)
$528,324

In July 2021, the Company issued Series B, C and D Notes in the aggregate principal amount of NIS 1.9 billion (approximately $579,000) as follow:

Series B Notes in the amount of NIS 1.5 billion (approximately $457,000) that will be paid in eight equal annual installments on June 30 of each of the years 2022 through 2029 (inclusive). The Series B Notes bear a fixed interest rate of 1.08% per annum and will not be adjusted to any currency or index changes.

Series C Notes in the amount of NIS 200 million (approximately $61,000) that will be paid in eight equal annual installments on June 30 of each of the years 2022 through 2029 (inclusive). The Series C Notes bear a fixed U.S. dollar interest rate of 2.12% per annum and will be adjusted to the changes of the NIS versus U.S. dollar currency exchange rate.

Series D Notes in the amount of NIS 200 million (approximately $61,000) that will be paid in fourteen annual installments as follows: thirteen equal annual installments in an amount equal to 7.14% of the nominal value of the principal on June 30 of each of the years 2022 through 2034 (inclusive) and the final annual installment in an amount equal to 7.18% of the nominal value of the principal on June 30, 2035. They will bear a fixed interest rate of 2.67% per annum and will be adjusted to changes in the NIS versus U.S. dollar currency exchange rate.

During the year ended December 31, 2021, the Company recorded $5,758, as interest expenses and $399 as amortization of debt issuance costs and premium, net, on the Series B, C and D Notes.

The Company also entered into eight cross-currency interest swap transactions of 8 years to effectively hedge the effect of interest and exchange rate differences resulting from Series B Notes. Under the cross-currency interest rate swaps, the Company receives a fixed NIS rate of 1.08% on the NIS of 1.5 billion and pays an average fixed U.S dollar interest rate of 1.92% on $463,000. Both the debt and the swap instruments pay semi-annual interest - on June 30 and December 31.

Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2022 Current maturities	$69,917
2023	69,917
2024	69,917
2025	69,917
2026 and thereafter	305,807